Note 12 - Commitments and Contingencies	9 Months Ended
Jul. 31, 2022
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
12.	Commitments and contingencies:

The amount of credit related commitments represents the maximum amount of additional credit that the Bank could be obligated to extend.

(thousands of Canadian dollars)
	July 31	October 31	July 31
	2022	2021	2021

Loan commitments	$315,757	$296,248	$280,086
Letters of credit	58,732	46,462	51,418

	$374,489	$342,710	$331,504